Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingent Liabilities [Abstract]
Schedule Of Minimum Future Payments Due Under Operating Leases
Minimum future payments at December 31, 2013 due under the above agreements over the next five years and thereafter are as follows:

	Premises	Other
	leases	agreements
First year	1,152	663
Second year	1,099	424
Third year	1,046	277
Fourth year	288	115
Fifth year and thereafter	187	-

	3,772	1,479